Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.88962%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,008,439.79

Principal:
Principal Collections	$20,499,396.44
Prepayments in Full	$11,541,631.88
Liquidation Proceeds	$193,897.39
Recoveries	$50,450.43
Sub Total	$32,285,376.14
Collections	$35,293,815.93

Purchase Amounts:
Purchase Amounts Related to Principal	$116,281.59
Purchase Amounts Related to Interest	$651.45
Sub Total	$116,933.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,410,748.97

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,410,748.97
Servicing Fee	$567,826.85	$567,826.85	$0.00	$0.00	$34,842,922.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,842,922.12
Interest - Class A-2a Notes	$15,429.78	$15,429.78	$0.00	$0.00	$34,827,492.34
Interest - Class A-2b Notes	$10,507.53	$10,507.53	$0.00	$0.00	$34,816,984.81
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$32,691,391.06
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$32,405,453.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,405,453.56
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$32,210,356.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,210,356.56
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$32,070,747.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,070,747.39
Regular Principal Payment	$29,479,661.57	$29,479,661.57	$0.00	$0.00	$2,591,085.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,591,085.82
Residual Released to Depositor	$0.00	$2,591,085.82	$0.00	$0.00	$0.00
Total		$35,410,748.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,479,661.57
Total					$29,479,661.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$3,259,811.77	$12.48	$15,429.78	$0.06	$3,275,241.55	$12.54
Class A-2b Notes	$2,495,549.68	$12.48	$10,507.53	$0.05	$2,506,057.21	$12.53
Class A-3 Notes	$23,724,300.12	$51.43	$2,125,593.75	$4.61	$25,849,893.87	$56.04
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$29,479,661.57	$22.40	$2,772,174.73	$2.11	$32,251,836.30	$24.51

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$3,259,811.77	0.0124777	$0.00	0.0000000
Class A-2b Notes	$2,495,549.68	0.0124777	$0.00	0.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$437,525,699.88	0.9485652
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$595,285,361.45	0.4524201	$565,805,699.88	0.4300154

Pool Information
Weighted Average APR	5.312%	5.344%
Weighted Average Remaining Term	40.72	40.01
Number of Receivables Outstanding	26,213	25,472
Pool Balance	$681,392,218.10	$648,684,872.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$628,532,537.33	$598,562,265.58
Pool Factor	0.4720809	0.4494207

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$50,122,606.82
Targeted Overcollateralization Amount	$82,879,172.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,879,172.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$356,138.40
(Recoveries)		50	$50,450.43
Net Loss for Current Collection Period			$305,687.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5383%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4743%
Second Prior Collection Period			0.2357%
Prior Collection Period			0.3121%
Current Collection Period			0.5516%
Four Month Average (Current and Prior Three Collection Periods)			0.3934%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,397	$7,141,522.02
(Cumulative Recoveries)			$665,754.71
Cumulative Net Loss for All Collection Periods			$6,475,767.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4487%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,112.04
Average Net Loss for Receivables that have experienced a Realized Loss			$4,635.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	199	$6,930,499.05
61-90 Days Delinquent	0.19%	32	$1,249,241.16
91-120 Days Delinquent	0.08%	11	$507,119.32
Over 120 Days Delinquent	0.10%	15	$645,047.22
Total Delinquent Receivables	1.44%	257	$9,331,906.75

Repossession Inventory:
Repossessed in the Current Collection Period		25	$992,054.06
Total Repossessed Inventory		31	$1,238,799.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1897%
Prior Collection Period			0.2365%
Current Collection Period			0.2277%
Three Month Average			0.2180%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3702%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$3,156,709.61
2 Months Extended	133	$4,977,149.18
3+ Months Extended	26	$920,210.94

Total Receivables Extended	243	$9,054,069.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer